DISCONTINUED OPERATIONS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash	$ 20,337,847	$ 12,121,824
Account receivables, net	1,453,230	954,603
Advance to suppliers	3,521,176	0
Prepaid expenses and other current assets, net	114,732	122,407
TOTAL CURRENT ASSETS	65,594,478	18,411,437
Goodwill	6,747,543	9,481,547
Property and equipment, net	5,157	19,785
Total assets	72,801,367	103,988,552
Account payables	571,432	762,366
Contract liabilities	212,473	251,368
Taxes payable	1,438,658	1,346,992
Accrued expenses and other current liabilities	928,816	1,869,946
TOTAL CURRENT LIABILITIES	6,231,907	19,988,450
TOTAL LIABILITIES	6,264,432	41,504,251
Discontinued Operation Member
Cash	0	1,528,247
Account receivables, net	0	93,206
Advance to suppliers	0	44,105
Prepaid expenses and other current assets, net	0	3,353,307
TOTAL CURRENT ASSETS	0	5,018,865
Goodwill	0	64,194,823
Property and equipment, net	0	10,175,145
Land use right, net	0	1,269,436
TOTAL NON-CURRENT ASSETS	0	75,639,404
Total assets	0	80,658,269
Account payables	0	116,063
Contract liabilities	0	7,520,859
Taxes payable	0	7,973
Accrued expenses and other current liabilities	0	6,714,946
TOTAL CURRENT LIABILITIES	0	14,359,841
Contingent consideration	0	21,515,801
TOTAL LIABILITIES	$ 0	$ 35,875,642